Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Composition of Assets Grouped by Major Classifications
a.
Composition of assets grouped by major classifications are as follows:

	March 31,
	2023	2022
Cost:
Land	$7,628	$7,628
Buildings	195,538	192,922
Leasehold improvements	5,109	5,211
Machinery and equipment	237,234	225,626
Computer software and equipment	60,990	64,164
Motor vehicles	80	80
Furniture, fixtures and office equipment	15,138	15,051
	521,717	510,682
Accumulated depreciation and impairment charges:
Buildings	$99,664	$92,378
Leasehold improvements	3,546	3,171
Machinery and equipment	172,343	163,266
Computer software and equipment	43,856	40,474
Motor vehicles	80	80
Furniture, fixtures and office equipment	12,089	11,621
	331,578	310,990
Depreciated cost	$190,139	$199,692